Share capital, stock options and other stock-based plans (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued in transaction			19,125,000
Sale of stock, price per share (usd per share)			$ 1.50
Consideration received on transaction, gross			$ 28,688
Sale of stock, transaction costs			2,735
Compensation expense		$ 3,040	6,961	$ 10,450
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		3 years
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 3,040	$ 6,961	$ 10,450,000
Granted (in shares)		1,009,230	993,659	684,402
Compensation cost not yet recognized		$ 2,074
Period for recognition (in years)		1 year 6 months
PSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 2,449
PSU's outstanding with vesting contingent on certain performance conditions (in shares)	730,000
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue of common shares on exercise of share units (in shares)		2,101,190	2,045,617	845,491
Consideration received on transaction			$ 25,953
Issue of common shares in connection with merger (in shares)				44,882,782